Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Accounts receivable	$ (6,488)	$ 136,660	$ (77,837)
Prepaid expenses and other assets	(10,607)	(1,618)	(2,386)
Accounts payable	(24,727)	(17,643)	(10,877)
Accrued and other liabilities	29,531	(56,768)	155,284
Total	$ (12,291)	$ 60,631	$ 64,184